SHARE-BASED PAYMENTS - Share-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based payments
Share-based payments expense	$ 2,523	$ 2,553
Stock options
Share-based payments
Share-based payments expense	1,635	1,430
Restricted share units
Share-based payments
Share-based payments expense	545	418
Deferred share units
Share-based payments
Share-based payments expense	213	276
Bonus shares
Share-based payments
Share-based payments expense	$ 130	$ 429